Schedule of remaining contractual undiscounted repayment obligations (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 7,991,266	$ 10,341,500		$ 9,489,266
Cash and cash equivalents	409,464	529,887	$ 2,393,636	3,044,466	$ 1,951,053
Trade and other payables	2,746,493	3,554,236		6,574,785
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,848,968	10,157,353		8,924,312
Amount due from related parties	768,730
Cash and cash equivalents	409,464	529,887		3,044,466
Total undiscounted financial assets	9,027,162	11,682,052		11,968,778
Trade and other payables	2,582,962	3,342,610		6,295,147
Lease liabilities	4,699,412	6,081,509		5,016,475
Amount due to related parties	744,038	994,812		1,450,305
Borrowings	1,989,904
Total undiscounted financial liabilities	10,016,316	12,962,114		12,823,298
Total net undiscounted financial assets/ (liabilities)	(989,154)	(1,280,062)		(854,520)
Amount due to related parties		962,860
Borrowings		2,575,135		61,371
Contractual cash flows [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,848,968	10,157,353		8,924,312
Amount due from related parties	768,730
Cash and cash equivalents	409,464	529,887		3,044,466
Total undiscounted financial assets	9,027,162	11,682,052		11,968,778
Trade and other payables	2,582,962	3,342,610		6,295,147
Lease liabilities	4,876,990	6,311,312		5,244,654
Amount due to related parties	744,038	994,812		1,450,305
Borrowings	1,989,904
Total undiscounted financial liabilities	10,193,894	13,191,917		13,051,477
Total net undiscounted financial assets/ (liabilities)	(1,166,732)	(1,509,865)		(1,082,699)
Amount due to related parties		962,860
Borrowings		2,575,135		61,371
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,848,968	10,157,353		8,924,312
Amount due from related parties	768,730
Cash and cash equivalents	409,464	529,887		3,044,466
Total undiscounted financial assets	9,027,162	11,682,052		11,968,778
Trade and other payables	2,582,962	3,342,610		6,295,147
Lease liabilities	2,215,135	2,866,606		2,210,787
Amount due to related parties	744,038	994,812		1,450,305
Borrowings	1,989,904
Total undiscounted financial liabilities	7,532,039	9,747,211		10,017,610
Total net undiscounted financial assets/ (liabilities)	1,495,123	1,934,841		1,951,168
Amount due to related parties		962,860
Borrowings		2,575,135		61,371
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables
Amount due from related parties
Cash and cash equivalents
Total undiscounted financial assets
Trade and other payables
Lease liabilities	2,661,855	3,444,706		3,033,867
Amount due to related parties
Borrowings
Total undiscounted financial liabilities	2,661,855	3,444,706		3,033,867
Total net undiscounted financial assets/ (liabilities)	$ (2,661,855)	(3,444,706)		(3,033,867)
Amount due to related parties
Borrowings